Right-of-use assets - property leases Right-of-use assets - property leases	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
Right-of-use assets - property leases
Right-of-use assets - property leases
The right-of-use asset relates to rented office space in London and New York where the Company generally enters in to leases for terms of less than three years. Before the adoption of IFRS 16 these leases were classified as operating leases.

The Consolidated Statement of Financial Position shows the following amounts relating to leases:

	Year ended December 31, 2019	As of January 1, 2019*
	£'000s	£'000s
Right-of-use assets
Right-of-use assets	971	326
	971	326

Lease liabilities
Current	(460)	(316)
Non Current	(491)	—
	(951)	(316)

Additions to the right-of-use assets were £1,047,000 and were recognized when the Company was reasonably certain to extend the leases. The additions related to both of the Company's office locations, both of which agreements have similar terms and conditions.
To calculate the value of the lease liabilities the Company applied a discount rate of 8%.
The leases end in 2021 and 2022 and include options to extend them. The Company has determined it is not yet reasonably certain to operate the option to extend the leases and so has recognized lease payments only to these points in its calculation of the lease liabilities.
The right-of-use lease assets are depreciated over the term of the leases.
The Consolidated Statement of Comprehensive Income includes the following amounts relating to leases:

	Year ended December 31, 2019	Year ended December 31, 2018
	£'000s	£'000s
Depreciation charge of right-of-use assets
Right-of-use assets	(382)	—
	(382)	—

Interest expense (including finance cost)	50	—
Expense relating to short-term leases (included in general and administrative expenses)	78	—

The total cash outflow for leases in 2019 was £492,000.